Other Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Other Commitments

Note 7: Other Commitments

Canton City School District

The Company has entered into cooperative agreements with certain governmental entities that support the development of the project overall, where the Company is an active participant in the agreement activity, and the Company would benefit from the success of the activity.

The Company had a commitment to the Canton City School District (“CCSD”) to provide a replacement for their Football Operations Center (“FOC”) and to construct a Heritage Project (“Heritage”). The commitment was defined in the Operations and Use Agreement for HOF Village Complex dated as of February 26, 2016.

Project and Ground Leases

Three wholly owned subsidiaries of the Company have project leases with the Stark County Port Authority to lease project improvements and ground leased property at the Tom Benson Hall of Fame Stadium, youth fields, and parking areas. On November 25, 2020, the Company entered into an amendment to its Stark County Port Authority lease, whereby the lease term was extended from January 31, 2056 to September 30, 2114. The future minimum lease commitments under non-cancellable operating leases described below reflect the amendment that was entered into on November 25, 2020, excluding the amounts yet to be paid from escrow for the FOC noted above, as follows:

For the year ended December 31, 2020:

2021 (nine months)	$243,925
2022	321,900
2023	321,900
2024	321,900
2025	321,900
Thereafter	41,320,800

Total	$42,852,325

Rent expense on operating leases totaled $77,975 and $100,949 during the three months ended March 31, 2021 and 2020, and is recorded as a component of property operating expenses on the Company’s consolidated statement of operations.

SMG Management Agreement

On September 1, 2019, the Company entered into a Service Agreement with SMG to manage the Tom Benson Hall of Fame Stadium operations. Under that agreement, the Company incurs an annual management fee of $200,000. Management fee expense for the three months ended March 31, 2021 and 2020 was $50,000 and $50,000, respectively, which is included in property operating expenses on the Company’s consolidated statements of operations. The agreement term shall end on December 31, 2022.

Employment Agreements

The Company has employment agreements with many of its key executive officers that usually have terms between one year and three years.

Management Agreement with Crestline Hotels & Resorts

On October 22, 2019, the Company entered into a management agreement with Crestline Hotels & Resorts (“Crestline”). The Company appointed and engaged Crestline as the Company’s exclusive agent to supervise, direct and control management and operation of the DoubleTree Canton Downtown Hotel. In consideration of the services performed by Crestline, the Company agreed to the greater of: 2% of gross revenues or $10,000 per month in base management fees and other operating expenses. The agreement will be terminated on the fifth anniversary of the commencement date, or October 22, 2024. For the three months ended March 31, 2021 and 2020, the Company paid and incurred $30,000 and $0 in management fees, respectively.

Constellation EME Express Equipment Services Program

On February 1, 2021, the Company entered into a contract with Constellation whereby Constellation will sell and/or deliver materials and equipment purchased by the Company. The Company is required to provide $2,000,000 to an escrow account held by Constellation, representing adequate assurance of future performance. Constellation will invoice the Company in 60 monthly installments beginning in April 2021 for $103,095.

Note 7: Other Commitments

Canton City School District

The Company has entered into cooperative agreements with certain governmental entities that support the development of the project overall, where the Company is an active participant in the agreement activity, and the Company would benefit from the success of the activity.

The Company had a commitment to the Canton City School District (“CCSD”) to provide a replacement for their Football Operations Center (“FOC”) and to construct a Heritage Project (“Heritage”). The commitment was defined in the Operations and Use Agreement for HOF Village Complex dated as of February 26, 2016.

On March 20, 2018, a Letter of Representations was entered into by both parties whereby the Company has agreed to put money into escrow. The escrow balance at December 31, 2020 and 2019 of $0 and $2,604,318, respectively, is included in restricted cash on the Company’s consolidated balance sheets.

Project and Ground Leases

Three wholly owned subsidiaries of the Company have project leases with the Stark County Port Authority to lease project improvements and ground leased property at the Tom Benson Hall of Fame Stadium, youth fields, and parking areas. On November 25, 2020, the Company entered into an amendment to its Stark County Port Authority lease, whereby the lease term was extended from January 31, 2056 to September 30, 2114. The future minimum lease commitments under non-cancellable operating leases described below reflect the amendment that was entered into on November 25, 2020, excluding the amounts yet to be paid from escrow for the FOC noted above, as follows:

For the year ended December 31, 2020:

2021	$321,900
2022	321,900
2023	321,900
2024	321,900
2025	321,900
Thereafter	41,320,800

Total	$42,930,300

Rent expense on operating leases totaled $418,862 and $331,916 during the years ended December 31, 2020 and 2019, and is recorded as a component of property operating expenses on the Company’s consolidated statement of operations.

QREM Management Agreement

On August 15, 2018, the Company entered into an Interim Services Agreement with Q Real Estate Management (“QREM”) to manage the Tom Benson Hall of Fame Stadium operations. Under that agreement, the Company incurs a monthly management fee to QREM. The interim agreement ended March 1, 2019 and the agreement was not renewed between the parties.

SMG Management Agreement

On September 1, 2019, the Company entered into a Service Agreement with SMG to manage the Tom Benson Hall of Fame Stadium operations. Under that agreement, the Company incurs an annual management fee of $200,000. Management fee expense for the years ended December 31, 2020 and 2019 was $200,000 and $66,667, respectively, which is included in property operating expenses on the Company’s consolidated statements of operations. The agreement term shall end on December 31, 2022.

Employment Agreements

The Company has employment agreements with many of its key executive officers that usually have terms between one year and three years.

DoubleTree Canton Downtown Hotel

On January 2, 2020, the Company entered into a franchise agreement with Hilton Franchise Holding, LLC (“Hilton”) in order to obtain a license to use the Hilton brand in the operation of the DoubleTree Canton Downtown Hotel in Canton, Ohio. The Company will be responsible for operating the hotel full-time, complying with industry and brand standards, and using the reservation service provided by Hilton. While possessing exclusive control of day to day operations, the Company is required to display and maintain signage displaying Hilton’s brand name. The Company is also required to publish and make available to the traveling public, a directory that includes the Hilton brand. The monthly fee will be used for advertising, promotions, publicity, public relations, market research, and other marketing programs. The hotel opened in November 2020.

Management Agreement with Crestline Hotels & Resorts

On October 22, 2019, the Company entered into a management agreement with Crestline Hotels & Resorts (“Crestline”). The Company appointed and engaged Crestline as the Company’s exclusive agent to supervise, direct and control management and operation of the DoubleTree Canton Downtown Hotel. In consideration of the services performed by Crestline, the Company agreed to the greater of: 2% of gross revenues or $10,000 per month in base management fees and other operating expenses. The agreement will be terminated on the fifth anniversary of the commencement date, or October 22, 2024. For the year ended December 31, 2020, the Company paid and incurred $73,225 in management fees.

TAAS Agreement

On October 9, 2020, Newco, entered into a Technology as a Service Agreement (the “TAAS Agreement”) with Johnson Controls, Inc. (“JCI”). Pursuant to the TAAS Agreement, JCI will provide certain services related to the construction and development of the Hall of Fame Village powered by JCI (the “Project”), including, but not limited to, (i) design assist consulting, equipment sales and turn-key installation services in respect of specified systems to be constructed as part of Phase 2 and Phase 3 of the Project and (ii) maintenance and lifecycle services in respect of certain systems constructed as part of Phase 1, and to be constructed as part of Phase 2 and Phase 3, of the Project. Under the terms of the TAAS Agreement, Newco has agreed to pay JCI up to an aggregate $217,934,637 for services rendered by JCI over the term of the TAAS Agreement.